Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

21. Commitments and Contingencies

From time to time, the Company is involved in various legal actions related to its business, some of which are class action lawsuits. Management does not believe, based on currently available information, that contingencies related to any pending or threatened legal matter will have a material adverse effect on the Company’s financial statements, although a contingency could be material to the Company’s results of operations or cash flows for a particular period depending on the results of operations and cash flows for such period. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources, and other factors.

The Company has deductible-based insurance policies for certain losses related to general liability, workers’ compensation and automobile coverage. The Company records accruals for contingencies related to its insurance policies when it is probable that a liability has been incurred and the amount can be reasonably estimated. These accruals are adjusted periodically as assessments change or additional information becomes available. Insurance losses for claims filed and claims incurred but not reported are accrued based upon estimates of the aggregate liability for uninsured claims using historical loss development factors and actuarial assumptions followed in the insurance industry.

In February 2022, the Company engaged a financial advisor to assist with its financing efforts. During the three months ended March 31, 2022, the Company completed the Private Placement Offering, the ATM Program and entered into the Second A&R Agreement and Note Amendment without assistance from the financial advisor. As the Company completed the aforementioned equity and debt transactions during the engagement period, the Company is currently in discussions with its financial advisor regarding the engagement and fees. As the discussions are ongoing, the amount of a fee, if any, is not currently estimable. As a result, the Company has not provided for an amount due under the engagement within its condensed consolidated financial statements.

Financial commitments not recorded in the financial statements

As of March 31, 2022 and December 31, 2021, the Company’s off-balance sheet arrangements consisted of a net smelter royalty arrangement and a net profit royalty arrangement.

Net profit royalty

A portion of the Hycroft Mine is subject to a mining lease that requires a 4% net profit royalty be paid to the owner of certain patented and unpatented mining claims. The mining lease also requires an annual advance payment of $120,000 every year mining occurs on the leased claims. All advance annual payments are credited against the future payments due under the 4% net profit royalty. An additional payment of $120,000 is required for each year total tons mined on the leased claims exceeds 5.0 million tons. As the Company ceased mining operations in November 2021, the Company was not required to pay the annual advance payment of $120,000 in 2022. The total payments due under the mining lease are capped at $7.6 million, of which the Company has paid or accrued $3.0 million and included $0.6 million in Other assets in the Condensed Consolidated Balance Sheets as of March 31, 2022.

Net smelter royalty

Pursuant to the Sprott Royalty agreement in which the Company received cash consideration in the amount of $30.0 million, the Company granted a perpetual royalty equal to 1.5% of the Net Smelter Returns from its Hycroft Mine, payable monthly. Net Smelter Returns for any given month are calculated as Monthly Production multiplied by the Monthly Average Gold Price and the Monthly Average Silver Price, minus Allowable Deductions, as such terms are defined in the Sprott Royalty Agreement. The Company is required to remit royalty payments to the payee free and clear and without any present or future deduction, withholding, charge or levy on account of taxes, except Excluded Taxes as such term is defined in the Sprott Royalty Agreement.

At both March 31, 2022 and December 31, 2021, the estimated net present value of the Company’s net smelter royalty was $154.0 million. The net present value of the Company’s net smelter royalty was modeled using the following level 3 inputs: (i) market consensus inputs for future gold and silver prices; (ii) a precious metals industry consensus discount rate of 5.0%; and (iii) estimates of the Hycroft Mine’s life-of-mine gold and silver production volumes and timing.

23. Commitments and Contingencies

From time to time, the Company is involved in various legal actions related to its business, some of which are class action lawsuits. Management does not believe, based on currently available information, that contingencies related to any pending or threatened legal matter will have a material adverse effect on the Company’s financial statements, although a contingency could be material to the Company’s results of operations or cash flows for a particular period depending on the results of operations and cash flows for such period. Regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources, and other factors.

The Company has deductible-based insurance policies for certain losses related to general liability, workers’ compensation and automobile coverage. The Company records accruals for contingencies related to its insurance policies when it is probable that a liability has been incurred and the amount can be reasonably estimated. These accruals are adjusted periodically as assessments change or additional information becomes available. Insurance losses for claims filed and claims incurred but not reported are accrued based upon estimates of the aggregate liability for uninsured claims using historical loss development factors and actuarial assumptions followed in the insurance industry.

Financial commitments not recorded in the financial statements

As of December 31, 2021, the Company’s off-balance sheet arrangements consisted of a net profit royalty arrangement, a net smelter royalty arrangement and routine consignment agreements for materials and supplies used in its operations.

Net profit royalty

A portion of the Hycroft Mine is subject to a mining lease that requires a 4% net profit royalty be paid to the owner of certain patented and unpatented mining claims. The mining lease also requires an annual advance payment of $120,000 every year mining occurs on the leased claims. All advance annual payments are credited against the future payments due under the 4% net profit royalty. An additional payment of $120,000 is required for each year total tons mined on the leased claims exceeds 5.0 million tons. As of December 31, 2021 total tons mined from the leased claims exceeded 5.0 million tons, for which the Company remitted the required additional payment of $120,000 during the fourth quarter of 2021. The total payments due under the mining lease are capped at $7.6 million, of which the Company has paid or accrued $3.0 million and included $0.6 million in Other assets in the Consolidated Balance Sheets as of December 31, 2021.

Net smelter royalty

Pursuant to the Sprott Royalty agreement in which the Company received cash consideration in the amount of $30.0 million, the Company granted a perpetual royalty equal to 1.5% of the Net Smelter Returns from its Hycroft Mine, payable monthly. Net Smelter Returns for any given month are calculated as Monthly Production multiplied by the Monthly Average Gold Price and the Monthly Average Silver Price, minus Allowable Deductions, as such terms are defined in the Sprott Royalty Agreement. The Company is required to remit royalty payments to the payee free and clear and without any present or future deduction, withholding, charge or levy on account of taxes, except Excluded Taxes as such term is defined in the Sprott Royalty Agreement.

As of December 31, 2021 and December 31, 2020, the estimated net present value of the Company’s net smelter royalty was $154.0 million and $148.4 million, respectively. The net present value of the Company’s net smelter royalty was modeled using the following level 3 inputs: (i) market consensus inputs for future gold and silver prices; (ii) a precious metals industry consensus discount rate of 5.0%; and (iii) estimates of the Hycroft Mine’s life-of-mine gold and silver production volumes and timing based on an internal mine plan using measured and indicated mineral resources.